DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes and Net loss per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Income taxes
Unrecognized tax benefits, interest on income tax expense	$ 0	$ 0
Net Loss Per Share
Unvested restricted common stock shares	7,733	7,733
Potentially dilutive securities excluded from computation of diluted loss per share	8,421,000	7,308,000